OTHER LIABILITIES (Details) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Liabilities
Accounts and notes payable		$ 196,965	$ 154,159
Unearned income		601	509
Guarantees received (margin accounts)	[1]	408,313	480,926
Notes payable through brokerage and simultaneous transactions		17,799	27,745
Other payable obligations	[2]	58,921	80,100
Withheld VAT		1,887	1,964
Other liabilities	[3]	60,877	50,382
Total		$ 745,363	$ 795,785

[1]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[2]	Other payable obligations mainly relates to settlement of derivatives and other financial transactions derived from the operation of the Bank.
[3]	Other liabilities: mainly include reimbursement of insurance commissions.